UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7363

Date of fiscal year end:  July 31, 2020

Date of reporting period:  October 31, 2019

Item 1. Schedules of Investments.

O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
at October 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.83%
	Aerospace & Defense - 4.78%
69,109	Arconic, Inc.	$1,898,424
6,708	Huntington Ingalls Industries, Inc.	1,513,727
51,909	Spirit AeroSystems Holdings, Inc. - Class A	4,247,195
89,154	Textron, Inc.	4,109,107
		11,768,453
	Airlines - 2.66%
84,800	Delta Air Lines, Inc.	4,670,785
20,699	United Continental Holdings, Inc. *	1,880,297
		6,551,082
	Biotechnology - 4.02%
19,899	AbbVie, Inc.	1,582,965
38,950	Amgen, Inc.	8,306,087
		9,889,052
	Building Products - 0.89%
50,676	Johnson Controls International PLC #	2,195,791

	Capital Markets - 5.85%
63,352	Ameriprise Financial, Inc.	9,559,183
175,845	Franklin Resources, Inc.	4,844,530
		14,403,713
	Chemicals - 3.52%
48,898	Celanese Corp.	5,923,993
60,654	CF Industries Holdings, Inc.	2,750,659
		8,674,652
	Commercial Banks - 14.64%
170,271	Bank of America Corp.	5,324,374
128,095	Citigroup, Inc.	9,204,906
26,065	Citizens Financial Group, Inc.	916,446
74,961	Comerica, Inc.	4,903,949
114,311	Fifth Third Bancorp	3,324,164
48,218	KeyCorp	866,477
213,611	Regions Financial Corp.	3,439,137
155,736	Wells Fargo & Co.	8,040,650
		36,020,103
	Communications Equipment - 2.92%
117,040	Cisco Systems, Inc.	5,560,570
66,012	Juniper Networks, Inc.	1,638,418
		7,198,988
	Consumer Finance - 4.20%
169,973	Ally Financial, Inc.	5,206,273
28,308	Discover Financial Services	2,272,000
81,368	Synchrony Financial	2,877,986
		10,356,259
	Containers & Packaging - 0.10%
5,890	International Paper Co.	257,275

	Diversified Financial Services - 1.77%
80,982	Voya Financial, Inc.	4,369,789

	Electrical Equipment - 1.43%
20,439	Rockwell Automation, Inc.	3,515,304

	Electronic Equipment, Instruments & Components - 0.52%
42,842	Corning, Inc.	1,269,408

	Food & Staples Retailing - 3.57%
159,687	Kroger Co.	3,934,688
88,611	Walgreens Boots Alliance, Inc.	4,854,110
		8,788,798
	Food Products - 0.13%
11,976	Conagra Brands, Inc.	323,951

	Health Care Providers & Services - 3.43%
143,410	Cardinal Health, Inc.	7,091,625
10,158	McKesson Corp.	1,351,014
		8,442,639
	Hotels, Restaurants & Leisure - 3.98%
53,309	Starbucks Corp.	4,507,809
51,997	Yum! Brands, Inc.	5,288,615
		9,796,424
	Household Durables - 0.56%
9,073	Whirlpool Corp.	1,380,185

	Insurance - 5.50%
2,272	Allstate Corp.	241,786
37,544	Lincoln National Corp.	2,120,485
238,584	MetLife, Inc.	11,163,346
		13,525,617
	Internet & Direct Marketing Retail - 3.02%
211,013	eBay, Inc.	7,438,208

	IT Services - 1.83%
179,777	Western Union Co.	4,505,212

	Life Sciences Tools & Services - 1.82%
21,178	Waters Corp. *	4,481,688

	Machinery - 2.18%
21,247	Caterpillar, Inc.	2,927,837
23,540	Dover Corp.	2,445,571
		5,373,408
	Media - 1.94%
110,875	Altice USA, Inc. - Class A *	3,431,581
2,892	Charter Communications, Inc. - Class A *	1,353,051
		4,784,632

	Oil, Gas & Consumable Fuels - 4.80%
21,078	Cabot Oil & Gas Corp.	392,894
78,144	Devon Energy Corp.	1,584,760
26,860	Hess Corp.	1,766,045
18,137	HollyFrontier Corp.	996,447
25,001	Marathon Petroleum Corp.	1,598,814
46,894	Phillips 66	5,478,157
		11,817,117
	Pharmaceuticals - 2.57%
42,641	Eli Lilly & Co.	4,858,942
38,302	Pfizer, Inc.	1,469,648
		6,328,590
	Road & Rail - 3.21%
52,968	CSX Corp.	3,722,061
25,314	Union Pacific Corp.	4,188,454
		7,910,515
	Semiconductors & Semiconductor Equipment - 5.87%
5,049	Lam Research Corp.	1,368,481
55,289	NXP Semiconductors NV #	6,285,253
77,981	QUALCOMM, Inc.	6,272,792
8,786	Teradyne, Inc.	537,879
		14,464,405
	Software - 2.93%
44,989	Citrix Systems, Inc.	4,897,503
42,431	Oracle Corp.	2,312,065
		7,209,568
	Specialty Retail - 2.62%
1,712	AutoZone, Inc. *	1,959,179
62,414	Best Buy Co., Inc.	4,483,197
		6,442,376
	Tobacco - 0.57%
31,149	Altria Group, Inc.	1,395,164

	Total Common Stocks (Cost $230,363,621)	240,878,366

	REITs - 1.52%
	Equity Real Estate Investment Trusts - 1.52%
5,256	Boston Properties, Inc.	721,123
40,006	Regency Centers Corp.	2,690,003
13,972	VICI Properties, Inc.	329,041

	Total REITs (Cost $3,634,592)	3,740,167

	Total Investments in Securities (Cost $233,998,213) - 99.35%	244,618,533
	Other Assets in Excess of Liabilities - 0.65%	1,592,667
	Net Assets - 100.00%	$246,211,200

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small Cap Value Fund
Schedule of Investments
at October 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.61%
	Air Freight & Logistics - 0.34%
14,993	Radiant Logistics, Inc. *	$80,812

	Biotechnology - 0.62%
1,378	Ligand Pharmaceuticals, Inc. *	149,940

	Building Products - 1.81%
1,494	American Woodmark Corp. *	148,145
5,514	Continental Building Products, Inc. *	164,924
6,289	Quanex Building Products Corp.	121,315
		434,384
	Capital Markets - 2.27%
3,193	Artisan Partners Asset Management, Inc. - Class A	87,329
8,360	Brightsphere Investment Group, Inc.	82,095
5,687	Oppenheimer Holdings, Inc. - Class A	154,686
13,382	Waddell & Reed Financial, Inc. - Class A	221,606
		545,716
	Chemicals - 2.25%
3,132	AdvanSix, Inc. *	71,284
5,155	FutureFuel Corp.	63,561
7,058	Kraton Corp. *	158,240
10,058	Tredegar Corp.	199,954
1,050	Trinseo SA #	44,625
		537,664
	Commercial Banks - 16.81%
2,973	Bank of N.T. Butterfield & Son Ltd. #	97,960
1,734	Bar Harbor Bankshares	43,437
2,291	Berkshire Hills Bancorp, Inc.	71,090
31,006	Boston Private Financial Holdings, Inc.	348,818
3,651	Financial Institutions, Inc.	114,751
3,264	Flushing Financial Corp.	70,633
9,618	Fulton Financial Corp.	164,083
6,954	Great Western Bancorp, Inc.	242,486
11,418	Hancock Whitney Corp.	445,302
27,568	Hilltop Holdings, Inc.	643,988
36,004	Hope Bancorp, Inc.	513,777
6,754	IBERIABANK Corp.	495,676
7,474	Independent Bank Corp.	168,240
2,424	LCNB Corp.	43,826
547	Northrim BanCorp, Inc.	21,306
4,000	Opus Bank	99,160
9,274	Simmons First National Corp. - Class A	221,834
2,985	TCF Financial Corp.	118,176
4,406	Univest Financial Corp.	113,455
		4,037,998

	Commercial Services & Supplies - 2.35%
5,112	Ennis, Inc.	100,144
4,112	Herman Miller, Inc.	191,208
1,750	HNI Corp.	66,500
10,147	Kimball International, Inc. - Class B	206,593
		564,445
	Communications Equipment - 0.16%
3,415	CalAmp Corp. *	38,316

	Construction & Engineering - 2.27%
2,355	EMCOR Group, Inc.	206,557
2,104	KBR, Inc.	59,249
1,744	MasTec, Inc. *	109,767
10,351	Sterling Construction Co., Inc. *	168,152
		543,725
	Consumer Finance - 1.98%
15,273	Enova International, Inc. *	358,763
1,926	Nelnet, Inc. - Class A	118,006
		476,769
	Electrical Equipment - 0.61%
4,242	Atkore International Group, Inc. - Class I *	147,197

	Electronic Equipment, Instruments & Components - 2.13%
1,964	Belden, Inc.	100,713
1,108	Insight Enterprises, Inc. *	68,009
2,294	Kimball Electronics, Inc. *	34,089
1,599	PC Connection, Inc.	78,095
2,335	Sanmina Corp. *	71,755
638	SYNNEX Corp.	75,118
4,117	Vishay Intertechnology, Inc.	82,958
		510,737
	Energy Equipment & Services - 1.67%
13,739	Era Group, Inc. *	132,856
29,193	Liberty Oilfield Services, Inc. - Class A	268,868
		401,724
	Entertainment - 0.38%
9,697	AMC Entertainment Holdings, Inc. - Class A	90,861

	Food & Staples Retailing - 1.50%
4,692	Ingles Markets, Inc. - Class A	185,006
4,554	Weis Markets, Inc.	175,283
		360,289
	Food Products - 1.47%
3,225	Cal-Maine Foods, Inc.	128,645
7,439	Pilgrim's Pride Corp. *	225,849
		354,494
	Health Care Providers & Services - 1.27%
10,735	MEDNAX, Inc. *	235,741
3,977	Patterson Companies, Inc.	68,126
		303,867

	Hotels, Restaurants & Leisure - 2.78%
15,018	Brinker International, Inc.	667,550

	Household Durables - 2.91%
2,178	Hooker Furniture Corp.	51,553
5,323	M/I Homes, Inc. *	235,170
5,703	Meritage Homes Corp. *	411,130
		697,853
	Insurance - 4.47%
1,102	American National Insurance Co.	132,218
10,186	CNA Financial Corp.	456,740
2,764	Fednat Holding Co.	39,663
3,672	HCI Group, Inc.	154,408
2,901	Mercury General Corp.	139,422
5,620	Universal Insurance Holdings, Inc.	152,358
		1,074,809
	IT Services - 0.93%
4,013	Sykes Enterprises, Inc. *	123,982
9,496	Unisys Corp. *	97,429
		221,411
	Machinery - 1.78%
3,171	Hillenbrand, Inc.	97,635
714	Hurco Companies, Inc.	24,840
6,392	Meritor, Inc. *	140,816
11,472	Wabash National Corp.	163,590
		426,881
	Media - 3.49%
16,809	National CineMedia, Inc.	141,112
1,091	Nexstar Media Group, Inc. - Class A	106,143
10,861	Sinclair Broadcast Group, Inc. - Class A	432,702
10,552	TEGNA, Inc.	158,596
		838,553
	Metals & Mining - 2.71%
5,880	Schnitzer Steel Industries, Inc. - Class A	125,479
5,948	Warrior Met Coal, Inc.	115,867
11,192	Worthington Industries, Inc.	411,977
		653,323
	Multi-line Retail - 1.24%
4,310	Dillard's, Inc. - Class A	297,303

	Oil, Gas & Consumable Fuels - 5.08%
3,510	Berry Petroleum Corp.	32,959
2,918	CONSOL Energy, Inc. *	38,605
7,309	Delek U.S. Holdings, Inc.	291,994
10,408	Peabody Energy Corp.	109,596
2,317	REX American Resources Corp. *	187,492
67,658	W&T Offshore, Inc. *	272,662
6,836	World Fuel Services Corp.	285,540
		1,218,848
	Paper & Forest Products - 0.99%
4,842	Schweitzer-Mauduit International, Inc.	196,053
2,916	Verso Corp. - Class A *	42,690
		238,743

	Personal Products - 0.40%
2,726	Edgewell Personal Care Co. *	95,410

	Pharmaceuticals - 0.36%
15,448	Siga Technologies, Inc. *	85,736

	Professional Services - 2.58%
14,129	Kforce, Inc.	578,017
1,061	VSE Corp.	40,764
		618,781
	Real Estate Management & Development - 1.62%
5,547	Altisource Portfolio Solutions SA *#	98,737
4,343	RE/MAX Holdings, Inc. - Class A	145,273
3,015	RMR Group, Inc. - Class A	145,926
		389,936
	Road & Rail - 0.95%
7,922	ArcBest Corp.	228,867

	Semiconductors & Semiconductor Equipment - 2.98%
10,546	Amkor Technology, Inc. *	131,087
4,827	Cirrus Logic, Inc. *	328,043
2,175	Ichor Holdings Ltd. *#	63,314
3,759	Onto Innovation, Inc. *	121,040
6,247	Photronics, Inc. *	73,715
		717,199
	Specialty Retail - 4.09%
5,369	Aaron's, Inc.	402,299
1,805	Abercrombie & Fitch Co. - Class A	29,223
5,819	Cato Corp. - Class A	101,774
1,803	Genesco, Inc. *	70,047
8,060	Haverty Furniture Companies, Inc.	146,208
1,455	Rent-A-Center, Inc.	37,641
2,674	Shoe Carnival, Inc.	88,750
2,257	Sleep Number Corp. *	108,607
		984,549
	Textiles, Apparel & Luxury Goods - 0.95%
5,135	Fossil Group, Inc. *	55,869
15,959	Vera Bradley, Inc. *	171,719
		227,588
	Thrifts & Mortgage Finance - 4.48%
2,718	Federal Agricultural Mortgage Corp. - Class C	230,187
7,301	Flagstar Bancorp, Inc.	265,318
30,057	Mr. Cooper Group, Inc. *	384,730
687	Walker & Dunlop, Inc.	43,274
8,209	Waterstone Financial, Inc.	152,934
		1,076,443
	Tobacco - 0.35%
1,519	Universal Corp.	83,241

	Trading Companies & Distributors - 2.58%
15,958	BMC Stock Holdings, Inc. *	430,706

6,408	GMS, Inc. *	191,984
		622,690
	Total Common Stocks (Cost $20,420,245)	21,044,652

	REITs - 12.06%
	Equity Real Estate Investment Trusts - 12.06%
22,554	Alexander & Baldwin, Inc.	530,245
11,543	DiamondRock Hospitality Co.	115,199
28,274	Franklin Street Properties Corp.	243,156
1,761	Mack-Cali Realty Corp.	37,721
13,706	Piedmont Office Realty Trust, Inc. - Class A	307,563
29,851	RLJ Lodging Trust	489,855
45,881	Summit Hotel Properties, Inc.	562,500
31,189	Sunstone Hotel Investors, Inc.	421,363
9,012	Xenia Hotels & Resorts, Inc.	189,703

	Total REITs (Cost $2,833,643)	2,897,305

	Total Investments in Securities (Cost $23,253,888) - 99.67%	23,941,957
	Other Assets in Excess of Liabilities - 0.33%	78,218
	Net Assets - 100.00%	$24,020,175

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at October 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.35%
	Aerospace & Defense - 1.79%
846	Astronics Corp. *	$24,483
770	Teledyne Technologies, Inc. *	253,792
		278,275
	Air Freight & Logistics - 0.15%
4,332	Radiant Logistics, Inc. *	23,349

	Auto Components - 1.34%
5,394	Gentex Corp.	151,302
1,114	Standard Motor Products, Inc.	58,329
		209,631
	Beverages - 0.36%
151	Boston Beer Co., Inc. - Class A *	56,543

	Biotechnology - 2.53%
3,236	Anika Therapeutics, Inc. *	227,782
21,073	PDL BioPharma, Inc. *	59,426
1,351	Repligen Corp. *	107,391
		394,599
	Building Products - 3.63%
1,351	Advanced Drainage Systems, Inc.	50,014
1,558	Armstrong World Industries, Inc.	145,720
4,422	Builders FirstSource, Inc. *	99,981
2,324	CSW Industrials, Inc.	160,867
359	Lennox International, Inc.	88,802
399	Universal Forest Products, Inc.	20,094
		565,478
	Capital Markets - 2.38%
5,358	Federated Investors, Inc. - Class B	171,135
1,749	LPL Financial Holdings, Inc.	141,389
3,741	Victory Capital Holdings, Inc. - Class A	58,210
		370,734
	Chemicals - 1.66%
4,239	FutureFuel Corp.	52,267
702	Hawkins, Inc.	30,010
142	NewMarket Corp.	68,940
441	Quaker Chemical Corp.	67,420
399	Scotts Miracle-Gro Co.	40,056
		258,693
	Commercial Banks - 1.91%
1,403	Bank of Marin Bancorp	61,549
3,106	First Financial Bankshares, Inc.	103,368
2,162	Hilltop Holdings, Inc.	50,504
1,239	Westamerica Bancorporation	81,799
		297,220

	Commercial Services & Supplies - 3.28%
1,343	ABM Industries, Inc.	48,966
2,498	Brady Corp. - Class A	140,737
751	Clean Harbors, Inc. *	61,928
920	Herman Miller, Inc.	42,780
701	Rollins, Inc.	26,715
2,166	Tetra Tech, Inc.	189,460
		510,586
	Communications Equipment - 1.29%
3,281	Ciena Corp. *	121,791
455	EchoStar Corp. - Class A *	17,745
2,501	Juniper Networks, Inc.	62,075
		201,611
	Construction & Engineering - 1.69%
16,150	Great Lakes Dredge & Dock Corp. *	173,612
1,425	MasTec, Inc. *	89,690
		263,302
	Containers & Packaging - 2.18%
3,392	Silgan Holdings, Inc.	104,372
4,070	Sonoco Products Co.	234,839
		339,211
	Diversified Consumer Services - 1.54%
3,296	Collectors Universe, Inc.	94,463
5,983	K12, Inc. *	118,404
665	ServiceMaster Global Holdings, Inc. *	26,853
		239,720
	Diversified Financial Services - 0.60%
1,728	Voya Financial, Inc.	93,243

	Diversified Telecommunication Services - 0.85%
1,746	Cogent Communications Holdings, Inc.	102,385
427	GCI Liberty, Inc. - Class A *	29,882
		132,267
	Electronic Equipment, Instruments & Components - 3.21%
1,006	Benchmark Electronics, Inc.	34,104
1,009	CDW Corp.	129,061
762	Fabrinet *#	42,847
326	Insight Enterprises, Inc. *	20,010
974	Itron, Inc. *	74,277
579	Keysight Technologies, Inc. *	58,427
1,420	OSI Systems, Inc. *	140,921
		499,647
	Food & Staples Retailing - 0.26%
237	Casey's General Stores, Inc.	40,482

	Food Products - 2.39%
2,315	Darling Ingredients, Inc. *	44,680
2,078	John B. Sanfilippo & Son, Inc.	220,517
302	Lancaster Colony Corp.	42,032
759	Pilgrim's Pride Corp. *	23,043
772	TreeHouse Foods, Inc. *	41,704
		371,976

	Health Care Equipment & Supplies - 5.56%
47	Atrion Corp.	39,641
96	Cooper Companies, Inc.	27,936
642	Haemonetics Corp. *	77,509
1,753	Hill-Rom Holdings, Inc.	183,521
422	Integra LifeSciences Holdings Corp. *	24,501
2,413	Lantheus Holdings, Inc. *	50,311
196	Masimo Corp. *	28,575
2,619	Meridian Bioscience, Inc.	25,640
798	NuVasive, Inc. *	56,291
1,430	STERIS PLC #	202,445
1,040	West Pharmaceutical Services, Inc.	149,594
		865,964
	Health Care Providers & Services - 2.45%
730	Amedisys, Inc. *	93,820
2,736	CorVel Corp. *	216,472
397	Ensign Group, Inc.	16,773
960	National Research Corp.	55,133
		382,198
	Health Care Technology - 1.33%
2,098	HMS Holdings Corp. *	68,584
888	Simulations Plus, Inc.	31,444
759	Veeva Systems, Inc. - Class A *	107,649
		207,677
	Hotels, Restaurants & Leisure - 2.14%
1,311	Brinker International, Inc.	58,274
509	Choice Hotels International, Inc.	45,037
412	Cracker Barrel Old Country Store, Inc.	64,066
3,608	Denny's Corp. *	72,593
4,771	Everi Holdings, Inc. *	47,996
1,161	Wendy's Co.	24,590
249	Wingstop, Inc.	20,774
		333,330
	Household Durables - 3.70%
1,712	Ethan Allen Interiors, Inc.	33,744
573	Garmin Ltd. #	53,719
619	Helen of Troy Ltd. *#	92,701
649	Installed Building Products, Inc. *	42,328
8	NVR, Inc. *	29,093
3,980	PulteGroup, Inc.	156,175
1,625	TopBuild Corp. *	168,886
		576,646
	Industrial Conglomerates - 1.38%
1,409	Carlisle Companies, Inc.	214,548

	Insurance - 2.07%
892	Hanover Insurance Group, Inc.	117,485
6,423	Old Republic International Corp.	143,490
1,226	Universal Insurance Holdings, Inc.	33,237
396	W.R. Berkley Corp.	27,680
		321,892

	Internet & Direct Marketing Retail - 0.51%
5,572	1-800-Flowers.com, Inc. - Class A *	79,457

	Internet Software & Services - 0.26%
226	j2 Global, Inc.	21,461
344	Tucows, Inc. - Class A *	19,106
		40,567
	IT Services - 6.58%
1,023	CSG Systems International, Inc.	58,966
593	Euronet Worldwide, Inc. *	83,061
3,691	EVERTEC, Inc. #	112,908
213	Jack Henry & Associates, Inc.	30,152
3,047	Leidos Holdings, Inc.	262,743
1,737	LiveRamp Holdings, Inc. *	67,899
1,832	MAXIMUS, Inc.	140,588
2,370	Perficient, Inc. *	92,904
1,910	Perspecta, Inc.	50,691
4,980	Western Union Co.	124,799
		1,024,711
	Leisure Products - 0.46%
5,664	Clarus Corp.	72,216

	Life Sciences Tools & Services - 1.95%
50	Bio-Rad Laboratories, Inc. - Class A *	16,581
3,916	Bruker Corp.	174,262
678	Medpace Holdings, Inc. *	49,921
1,788	NeoGenomics, Inc. *	40,999
721	QIAGEN N.V. *#	21,493
		303,256
	Machinery - 5.18%
2,097	AGCO Corp.	160,819
1,280	Allison Transmission Holdings, Inc.	55,821
989	Donaldson Co., Inc.	52,160
2,101	ESCO Technologies, Inc.	177,513
3,175	Federal Signal Corp.	102,997
1,351	Franklin Electric Co., Inc.	72,751
3,343	Gardner Denver Holdings, Inc. *	106,408
2,119	Gorman-Rupp Co.	78,276
		806,745
	Media - 1.90%
1,869	Altice USA, Inc. - Class A *	57,845
5,480	Central European Media Enterprises Ltd. - Class A *#	24,578
3,557	National CineMedia, Inc.	29,861
1,652	Nexstar Media Group, Inc. - Class A	160,723
588	Sinclair Broadcast Group, Inc. - Class A	23,426
		296,433
	Metals & Mining - 0.76%
1,032	Royal Gold, Inc.	119,134

	Oil, Gas & Consumable Fuels - 1.12%
954	CVR Energy, Inc.	45,239
3,087	World Fuel Services Corp.	128,944
		174,183

	Personal Products - 0.83%
1,190	Herbalife Ltd. *#	53,157
993	Inter Parfums, Inc.	76,888
		130,045
	Pharmaceuticals - 2.55%
1,370	ANI Pharmaceuticals, Inc. *	107,011
1,093	Catalent, Inc. *	53,175
7,052	Horizon Therapeutics PLC *#	203,873
2,868	Innoviva, Inc. *	33,326
		397,385
	Professional Services - 1.02%
3,079	CBIZ, Inc. *	84,272
1,975	Franklin Covey Co. *	75,445
		159,717
	Real Estate Management & Development - 0.46%
2,003	Marcus & Millichap, Inc. *	71,547

	Semiconductors & Semiconductor Equipment - 4.04%
2,073	Cirrus Logic, Inc. *	140,881
1,591	Entegris, Inc.	76,368
880	Inphi Corp. *	63,254
6,272	Lattice Semiconductor Corp. *	122,869
3,235	MaxLinear, Inc. *	61,336
6,062	Photronics, Inc. *	71,532
1,529	Teradyne, Inc.	93,605
		629,845
	Software - 8.64%
6,622	ACI Worldwide, Inc. *	207,865
3,816	Agilysys, Inc. *	96,125
685	Alarm.com Holdings, Inc. *	33,839
635	AppFolio, Inc. - Class A *	61,741
4,593	Cadence Design Systems, Inc. *	300,153
3,770	Manhattan Associates, Inc. *	282,561
3,329	Model N, Inc. *	99,171
532	Paycom Software, Inc. *	112,534
826	Paylocity Holding Corp. *	84,748
4,814	Telenav, Inc. *	22,674
1,521	Teradata Corp. *	45,523
		1,346,934
	Specialty Retail - 3.78%
2,110	Aaron's, Inc.	158,102
461	Burlington Stores, Inc. *	88,590
2,802	Haverty Furniture Companies, Inc.	50,828
10,508	Rent-A-Center, Inc.	271,842
107	Winmark Corp.	19,260
		588,622
	Technology Hardware, Storage & Peripherals - 0.31%
1,422	Xerox Holdings Corp.	48,248

	Textiles, Apparel & Luxury Goods - 1.66%
1,029	Columbia Sportswear Co.	93,073
1,080	Deckers Outdoor Corp. *	165,132
		258,205
	Trading Companies & Distributors - 1.09%
1,816	BMC Stock Holdings, Inc. *	49,014
4,049	GMS, Inc. *	121,308
		170,322
	Wireless Telecommunication Services - 0.58%
2,114	Telephone & Data Systems, Inc.	55,154
967	United States Cellular Corp. *	35,992
		91,146
	Total Common Stocks (Cost $13,993,341)	14,857,540

	REITs - 3.83%
	Equity Real Estate Investment Trusts - 3.72%
2,508	CareTrust REIT, Inc.	60,794
1,904	CorEnergy Infrastructure Trust, Inc.	91,716
982	Equity LifeStyle Properties, Inc.	68,681
893	Investors Real Estate Trust	67,573
7,336	iStar, Inc.	95,441
3,028	Medical Properties Trust, Inc.	62,771
455	PS Business Parks, Inc.	82,150
1,384	Retail Value, Inc.	50,668
		579,794
	Mortgage Real Estate Investment Trusts - 0.11%
1,058	Ares Commercial Real Estate Corp.	16,399
	Total REITs (Cost $580,022)	596,193

	Total Investments in Securities (Cost $14,573,363) - 99.18%	15,453,733
	Other Assets in Excess of Liabilities - 0.82%	128,001
	Net Assets - 100.00%	$15,581,734

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
October 31, 2019 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.
These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2019:

Market Leaders Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,784,632	$-	$-	$4,784,632
Consumer Discretionary	25,057,193	-	-	25,057,193
Consumer Staples	10,507,913	-	-	10,507,913
Energy	11,817,117	-	-	11,817,117
Financials	78,675,481	-	-	78,675,481
Health Care	29,141,969	-	-	29,141,969
Industrials	37,314,553	-	-	37,314,553
Information Technology	34,647,581	-	-	34,647,581
Materials	8,931,927	-	-	8,931,927
Total Common Stocks	240,878,366	-	-	240,878,366
REITs	3,740,167	-	-	3,740,167
Total Investments in Securities	$244,618,533	$-	$-	$244,618,533

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$929,415	$-	$-	$929,415
Consumer Discretionary	2,874,843	-	-	2,874,843
Consumer Staples	893,434	-	-	893,434
Energy	1,620,572	-	-	1,620,572
Financials	7,211,734	-	-	7,211,734
Health Care	539,543	-	-	539,543
Industrials	3,608,534	-	-	3,608,534
Information Technology	1,546,911	-	-	1,546,911
Materials	1,429,730	-	-	1,429,730
Real Estate	389,936	-	-	389,936
Total Common Stocks	21,044,652	-	-	21,044,652
REITs	2,897,305	-	-	2,897,305
Total Investments in Securities	$23,941,957	$-	$-	$23,941,957

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$519,846	$-	$-	$519,846
Consumer Discretionary	2,357,826	-	-	2,357,826
Consumer Staples	599,047	-	-	599,047
Energy	174,183	-	-	174,183
Financials	1,083,089	-	-	1,083,089
Health Care	2,551,079	-	-	2,551,079
Industrials	2,992,323	-	-	2,992,323
Information Technology	3,791,562	-	-	3,791,562
Materials	717,038	-	-	717,038
Real Estate	71,547	-	-	71,547
Total Common Stocks	14,857,540	-	-	14,857,540
REITs	596,193	-	-	596,193
Total Investments in Securities	$15,453,733	$-	$-	$15,453,733

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at October 31, 2019, the end of the reporting period.  During the period ended October 31, 2019, the Funds recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date  12/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date  12/20/2019

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Vice President/Treasurer/Principal Financial
 Officer

Date  12/19/2019

* Print the name and title of each signing officer under his or her signature.